Goodwill And Other Intangible Assets (Net Book Value Of Identifiable Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Cost	$ 3,158	$ 5,428
Accumulated amortization	1,659	3,000
Net	1,499	2,428
Non-compete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Cost	2,377	3,085
Accumulated amortization	1,317	1,625
Net	1,060	1,460
Other [Member]
Finite Lived Intangible Assets [Line Items]
Cost	781	1,306
Accumulated amortization	342	502
Net	$ 439	804
Trade Names [Member]
Finite Lived Intangible Assets [Line Items]
Cost		1,037
Accumulated amortization		873
Net		$ 164